Right-of-use assets and lease contract liabilities	12 Months Ended
Dec. 31, 2021
Right-of-use assets and lease contract liabilities

12.	Right-of-use assets and lease contract liabilities

The Company’s leased assets consist of office premises. When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using incremental borrowing rates of 4.20% to 5.00%.

Right-of-use assets	Amount
Balance, December 31, 2019	$733,413
Office lease additions - cost	162,226
Office lease additions - cost, mergers and acquisitions (Note 5)	2,392,984
Depreciation	(377,145)
Effect of movement in exchange rates	(63,078)

Balance, December 31, 2020	$2,848,400
Office lease additions – cost, mergers and acquisitions (Note 5)	775,392
Depreciation	(729,573)
Effect of movement in exchange rates	(8,557)
Balance, December 31, 2021	$2,885,662

Schedule of changes in lease liability

Lease liabilities	Amount
Balance, December 31, 2019	$742,212
Office lease additions - finance cost	162,226
Office lease additions - finance cost, mergers and acquisitions (Note 5)	2,398,085
Payments	(404,958)
Interest cost	56,720
Effect of movement in exchange rates	(67,619)
Balance, December 31, 2020	$2,886,666
Building lease additions – finance cost, mergers and acquisitions (Note 5)	808,095
Payments	(802,013)
Interest cost	119,470
Effect of movement in exchange rates	(1,871)
Balance, December 31, 2021	3,010,347
Current portion of contract lease liabilities	796,835
Long-term portion of contract lease liabilities	$2,213,512

Note 26 provides a summary of undiscounted lease payments to be made as at the statement of financial position date. Variable lease payments during the year ended December 31, 2021, which are not included in lease liabilities are $253,206 (December 31, 2020 - $169,587). The total cash outflow for leases during the year ended December 31, 2021 is $1,055,219 (December 31, 2020 - $574,545).